Collection Period Ended
30-Jun-2013
Principal
Note
Payment
Factor
0.00
0.000000
0.00
0.000000
10,278,059.36
0.007967
0.00
1.000000
10,278,059.36
Interest & Principal
Payment
0.00
0.00
10,294,228.28
120,945.67
$10,415,173.95
Net Liquidation Proceeds
0.00
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Recoveries
149,045.86
(3) Interest Distributable Amount Class A Notes
137,114.59
Principal Collections
10,809,033.78
(1) Total Servicing Fee
118,201.66
Interest Collections
442,566.78
Nonrecoverable Advances to the Servicer
0.00
Total
$137,114.59
Available Funds
Distributions
Class A-3 Notes
1.420000%
16,168.92
0.038045
24.221714
Class A-4 Notes
2.140000%
120,945.67
1.783333
1.783333
Class A-1 Notes
0.309120%
0.00
0.000000
0.000000
Class A-2 Notes
0.700000%
0.00
0.000000
0.000000
Current Overcollateralization Amount
54,791,543.75
43.49%
Interest per
Interest & Principal Payment
Interest Rate
Interest Payment
$1000 Face Amount
per $1000 Face Amount
Initial Overcollateralization Amount
103,010,874.91
9.40%
Target Overcollateralization Amount
54,791,543.75
43.49%
Pool Balance
1,150,006,889.88
141,841,986.85
131,015,462.05
Amount
Percentage
Adjusted Pool Balance
1,095,830,874.91
136,275,416.63
125,997,357.27
Yield Supplement Overcollateralization Amount
54,176,014.97
5,566,570.22
5,018,104.78
Total Note Balance
992,820,000.00
81,483,872.88
71,205,813.52
Overcollateralization
103,010,874.91
54,791,543.75
54,791,543.75
Class A-3 Notes
425,000,000.00
13,663,872.88
3,385,813.52
24.183669
Class A-4 Notes
67,820,000.00
67,820,000.00
67,820,000.00
0.000000
Class A-1 Notes
280,000,000.00
0.00
0.00
0.000000
Class A-2 Notes
220,000,000.00
0.00
0.00
0.000000
Summary
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
28
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Jun-2013
15-Jul-2013
30/360 Days
30
Distribution Date
15-Jul-2013
Interest Period of the Class A-1 Notes (from... to)
17-Jun-2013
15-Jul-2013 Actual/360 Days
Collection Period (from... to)
1-Jun-2013
30-Jun-2013
Determination Date
11-Jul-2013
Record Date
12-Jul-2013
Mercedes-Benz Auto Receivables Trust 2010-1
Investor Report
Amounts in USD
Dates
Collection Period No.
38
Investment Earnings
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
2,739,577.19
Reserve Fund Deficiency
0.00
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
13.67
minus Net Investment Earnings
13.67
Reserve Fund
Reserve Fund Required Amount
2,739,577.19
Reserve Fund Amount - Beginning Balance
2,739,577.19
Aggregate Principal Distributable Amount
10,278,059.36
10,278,059.36
0.00
Reserve Fund and Investment Earnings
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
137,114.59
137,114.59
0.00
0.00
0.00
10,278,059.36
10,278,059.36
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
thereof on Class A-4 Notes
120,945.67
120,945.67
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
16,168.92
16,168.92
0.00
Monthly Interest Distributable Amount
137,114.59
137,114.59
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
118,201.66
0.00
Total Trustee Fee
0.00
0.00
0.00
Total Distribution
11,400,716.76
Distribution Detail
Due
Paid
Shortfall
Total Servicing Fee
118,201.66
Reserve Fund Draw Amount
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Available Funds
11,400,716.76
(9) Excess Collections to Certificateholders
867,341.15
Investment Earnings
70.34
(6) Regular Principal Distributable Amount
10,278,059.36
Available Collections
11,400,716.76
(7) Additional Servicing Fee and Transition Costs
0.00
Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
-129,592.63
17,491.02
Principal Net Liquidation Proceeds
0.00
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
0.374%
Principal Recoveries
147,083.65
Principal Net Losses
Total
131,015,462.05
12,737
100.00%
Cumulative Principal Net Losses
4,295,562.32
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses
1.11%
61-90 Days Delinquent
395,013.47
35
0.30%
91-120 Days Delinquent
98,222.11
7
0.07%
11.89
47.68
Delinquency Profile *
Amount
31-60 Days Delinquent
1,454,575.37
115
3.90%
Weighted Average Number of Remaining Payments
50.23
18.40
Percentage
Current
129,067,651.10
12,580
98.51%
Weighted Average Seasoning (months)
Pool Balance end of Collection Period
131,015,462.05
12,737
Pool Factor
11.39%
Number of Receivables
As of Cutoff Date
Current
Weighted Average APR
4.06%
Principal Collections attributable to Full Pay-offs
3,150,205.84
Principal Purchase Amounts
0.00
Principal Gross Losses
Pool Balance beginning of Collection Period
141,841,986.85
17,491.02
13,299
Principal Collections
7,658,827.94
Notice to Investors
Pool Statistics
Pool Data
Amount
Number of Receivables
Cutoff Date Pool Balance
1,150,006,889.88
38,540
Net Investment Earnings on the Reserve Fund
13.67
Net Investment Earnings on the Collection Account
56.67
Investment Earnings for the Collection Period
70.34